The Masters' Select Equity Fund

                       Supplement Dated February 18, 1997
                      to Prospectus Dated December 31, 1996

The following information supplements the information concerning The Masters' Select Equity Fund found on page 4 of the Prospectus:

Annual Operating Expenses

     Investment advisory fee.......................................1.10%
     12b-1 fee.....................................................None
     Other expenses of the Fund....................................0.33%

     Total Fund Operating Expenses.................................1.43%

Example: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:

     After 1 year...................................................$15
     After 3 years..................................................$45

The following information supplements the information concerning the performance of The Masters' Select Equity Fund Investment Managers found on pages 6 thru 9 of the Prospectus:

The average total return of Davis New York Venture Fund ("Davis"), Longleaf Partners Fund ("Longleaf"), Harbor Capital Appreciation Fund ("Harbor"), Brandywine Fund ("Brandywine"), Strong Common Stock Fund ("Strong") and the Standard & Poor's 500 Stock Index ("S&P 500") through December 31, 1996, are as follows:

   Period          Davis    Longleaf    Harbor   Brandywine    Strong   S&P 500
   One year       26.54%     21.02%     19.85%     24.92%      20.47%    23.00%
   Three years     n/a       18.91%     19.52%      n/a        16.65%    19.69%
   Five years     17.81%     19.87%     16.06%     19.17%      19.14%    15.22%
   Ten years      17.42%      n/a        n/a       19.20%        n/a     15.25%

The following information supplements the information concerning the performance of The Masters' Select Equity Fund Investment Managers found on pages 9 and 10 of the Prospectus:

The average total return of SoGen International Fund ("SoGen"), the Standard & Poor's 500 Stock Index ("S&P 500"), and the Morgan Stanley EAFE Index ("EAFE") through December 31, 1996, are as follows:

     Period           SoGen           EAFE        S&P 500
     One year         13.64%          6.04%        23.00%
     Five years       12.92%          8.15%        15.22%
     Ten years        12.52%          8.45%        15.25%